Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	WINTERGREEN FUND, INC.
Central Index Key	0001326544
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
WINTERGREEN FUND, INC. | Investor Class
Risk/Return:
Trading Symbol	WGRNX
WINTERGREEN FUND, INC. | Institutional Class
Risk/Return:
Trading Symbol	WGRIX